SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 29.0%

Federal Home Loan Mortgage Corporation - 3.0%
17,830	4.00	7/1/25	17,618
1,075,042	4.50	7/1/52	1,037,199
314,796	5.00	5/1/42	315,231
923,184	5.50	8/1/49	947,699
45,784	5.82	10/1/37	46,080
428,321	6.00	6/1/52	432,823
237,859	6.50	12/1/34	239,165
132,530	6.88	2/17/31	133,641
16,703	7.00	8/1/27	16,660
216,214	7.00	4/1/28	215,222
1,715,040	7.00	12/1/31	1,754,424
196,327	7.00	4/1/37	205,060
2,554,907	7.00	10/1/37	2,689,496
1,380,704	7.00	10/1/38	1,453,761
3,224	7.38	12/17/24	3,207
4,966	7.50	1/1/31	4,956
159,951	7.50	1/1/32	165,032
126,420	7.50	8/1/32	126,800
1,149	7.95	10/1/25	1,147
67,597	8.00	1/1/37	71,546
33,827	8.50	6/20/27	34,353
6,412	8.50	12/1/29	6,416
53,692	8.50	3/1/31	55,421
3,931	9.00	3/20/27	3,925
13,826	9.00	2/17/31	13,715
4,565	9.00	5/1/31	4,559
395	10.00	7/1/30	394

			9,995,550
Federal National Mortgage Association - 11.4%
3,100,000	2.48	2/1/35	2,508,063
3,100,000	2.68	2/1/35	2,560,324
227,194	3.50	10/1/34	215,048
1,435,095	4.50	4/1/48	1,412,101
5,047,183	4.50	7/1/52	4,854,987
5,091,571	4.50	9/1/52	4,897,738
976,712	5.00	9/1/43	1,003,426
3,332,738	5.00	2/1/49	3,349,730
375,549	5.00	6/1/51	388,129
1,832,057	5.00	7/1/52	1,768,912
258,311	5.50	6/1/33	256,726
501,978	5.50	4/1/50	507,258
772,630	5.93	5/1/35	769,665
59,030	6.00	5/1/37	59,624
45,295	6.00	9/1/37	44,751
2,928,099	6.00	5/1/41	3,041,184
648,510	6.50	2/1/29	662,385
82,507	6.50	3/1/29	82,642
96,468	6.50	6/1/31	97,223
28,531	6.50	8/1/34	28,465
68,085	6.50	11/1/34	67,481
128,359	6.50	1/1/39	126,889
597,526	6.75	6/1/32	625,174
5,607	7.00	2/1/26	5,563
26,952	7.00	9/1/27	26,774
12,820	7.00	10/1/27	12,744
56,560	7.00	11/1/27	56,579
15,439	7.00	1/1/28	15,349
14,380	7.00	10/1/32	14,337

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,966,318	7.00	12/1/32	2,050,110
64,649	7.00	7/1/33	65,603
47,369	7.00	7/1/34	47,952
10,049	7.00	12/1/37	10,143
2,419,616	7.00	1/1/40	2,490,477
435,681	7.00	9/1/47	419,736
30,511	7.50	4/1/32	30,345
97,139	7.50	1/1/34	98,939
1,729,295	7.50	10/1/38	1,790,027
704,482	7.50	11/1/38	732,429
3,967	7.94	7/20/30	3,963
1,859	8.00	8/20/25	1,853
1,800	8.00	7/20/28	1,795
78,508	8.00	1/1/32	79,484
45,875	8.00	11/1/37	48,256
32,042	8.18	11/15/31	32,934
68,477	8.50	1/1/37	69,132
789	9.00	6/15/25	788
14,283	9.00	5/15/28	14,247
16,481	9.00	7/1/31	16,425
6,065	9.50	8/1/24	6,048

			37,469,957
Government National Mortgage Association - 14.1%
40,821	4.00	12/15/24	40,189
279,463	4.00	10/20/30	272,757
5,297,329	4.00	8/20/31	5,215,724
567,392	4.00	12/20/31	559,314
433,469	4.25	10/20/31	427,291
297,615	4.25	3/20/37	291,841
1,308,730	4.75	9/20/31	1,307,952
4,718,664	5.00	12/15/45	4,746,748
338,287	5.00	7/20/49	334,684
29,491	5.50	9/15/25	28,767
633,510	5.50	5/15/29	642,258
375,602	5.50	7/20/37	387,390
402,512	5.50	5/20/40	414,438
664,616	5.50	7/20/62	657,257
10,968,531	5.50	8/20/62	10,847,064
1,065,632	5.75	2/15/29	1,073,018
481,593	5.75	10/20/31	491,638
291,107	6.00	9/15/33	295,301
394,278	6.00	12/20/36	412,630
148,282	6.00	2/20/47	155,200
1,798,880	6.00	7/20/47	1,881,996
8,417,001	6.00	8/20/62	8,457,467
1,792	6.25	12/15/23	1,765
310,095	6.25	4/15/29	315,966
4,339	6.50	11/15/23	4,327
13,966	6.50	4/15/24	13,920
136,216	6.50	2/20/29	136,030
15,326	6.50	12/20/38	15,119
136,906	6.50	1/20/39	139,355
81,379	6.50	2/20/39	83,821
183,166	6.50	4/20/39	188,593
175,823	6.50	6/20/39	185,071
356,128	6.50	8/20/39	374,552
185,619	6.50	4/20/43	189,560
1,630,142	7.00	8/15/29	1,671,833
1,864,836	7.00	10/15/29	1,911,592
102,521	7.00	10/15/36	101,180
1,875,009	7.00	12/20/52	1,922,798

JUNE 30, 2023	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

196,797	7.50	4/15/34		199,225

				46,395,631
Small Business Administration - 0.5%
1,207,972	5.33	8/25/36		1,142,730
617,211	5.33	9/25/36		584,014

				1,726,744
Total Mortgage Pass-Through Securities (cost: $102,094,740)				95,587,882

U.S. Treasury / Federal Agency Securities - 0.8%
U.S. Treasury Bonds:
2,850,000	3.63	2/15/53		2,730,656
Total U.S. Treasury / Federal Agency Securities (cost: $2,709,805)				2,730,656

Collateralized Mortgage Obligations - 68.0%

Federal Home Loan Mortgage Corporation - 12.7%
711,380	4.68	7/25/32	[1]	683,994
1,200,851	5.00	2/25/51		1,201,133
5,388,874	5.00	11/25/50	[1]	5,253,173
178,509	5.39	5/15/38	[1]	177,003
4,885,636	5.50	6/25/51		5,054,816
1,027,507	6.00	1/15/33		1,044,316
1,173,701	6.00	5/15/36		1,205,781
764,182	6.00	6/15/37		777,511
1,044,197	6.00	9/15/42		1,059,290
2,864,854	6.00	9/25/52		2,936,740
6,816	6.25	5/15/29		6,711
1,508	6.50	9/15/23		1,505
3,151	6.50	3/15/24		3,148
176,447	6.50	7/15/27		178,204
166,306	6.50	2/15/28		166,891
6,927	6.50	2/15/30		6,951
208,049	6.50	1/15/31		210,615
124,290	6.50	8/15/31		126,377
118,691	6.50	1/15/32		120,424
39,652	6.50	3/15/32		40,649
281,607	6.50	6/25/32		282,439
113,730	6.50	7/15/32		117,143
576,202	6.50	5/15/35		599,259
269,410	6.50	8/15/39		276,520
854,714	6.50	2/25/43		889,499
343,723	6.50	3/25/43		344,761
502,919	6.50	7/25/43		514,669
662,947	6.50	10/25/43		673,756
1,660,956	6.50	8/15/45		1,773,963
263,449	6.50	2/15/49		271,893
234	6.70	9/15/23		234
178	7.00	7/15/23		178
6,043	7.00	1/15/24		6,030
2,874	7.00	3/15/24		2,867
6,665	7.00	8/15/25		6,633
17,137	7.00	9/15/26		17,129
48,099	7.00	6/15/29		49,190
132,783	7.00	8/15/29		135,762
175,515	7.00	10/20/29		180,315
32,181	7.00	1/15/30		33,393
94,399	7.00	10/15/30		98,165
86,130	7.00	7/15/31		89,072
36,019	7.00	4/15/32		36,668

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

600,000	7.00	12/15/40		667,264
1,472,043	7.00	8/15/41		1,492,111
2,823,821	7.00	2/25/43		2,952,696
1,840,694	7.00	3/25/43		1,917,571
2,279,866	7.00	7/25/43		2,377,426
954,396	7.00	3/15/49		1,031,907
12,835	7.50	9/20/26		12,924
80,384	7.50	3/15/28		82,148
159,168	7.50	9/15/29		165,480
41,827	7.50	12/15/29		42,752
90,595	7.50	6/15/30		94,354
166,603	7.50	8/15/30		172,936
157,039	7.50	9/15/30		164,677
45,103	7.50	11/15/30		46,885
1,669,437	7.50	6/15/34		1,792,261
367,968	7.50	2/25/42		371,568
1,137,293	7.50	8/25/42	[1]	1,155,788
591,393	7.50	9/25/43		599,570
83	8.00	4/25/24		82
38,542	8.00	2/15/27		39,527
72,557	8.00	11/20/29		75,296
72,225	8.00	1/15/30		75,649
22,105	8.50	3/15/25		22,448
13,826	8.50	3/15/32		14,634

				42,022,724
Federal National Mortgage Association - 21.6%
214,759	2.11	7/25/37	[1]	184,960
525,962	3.00	7/25/40		521,751
9,655,078	3.25	9/25/52		8,858,332
341,704	3.46	8/25/43	[1]	311,369
152,755	4.55	6/25/43		146,161
1,063,981	4.71	10/25/42	[1]	1,065,853
1,632,400	4.78	2/25/42	[1]	1,573,931
1,858,992	5.00	7/25/33		1,828,195
1,521,443	5.00	7/25/40		1,503,304
257,432	5.00	11/25/41		253,919
433,085	5.00	6/25/43		419,379
3,255,107	5.00	11/25/50		3,245,474
3,884,821	5.00	12/25/50		3,914,445
416,540	5.00	1/25/51		412,642
2,006,325	5.22	12/25/42	[1]	1,915,161
452,929	5.36	6/25/42		446,025
460,109	5.50	9/25/33		458,916
316,475	5.50	6/25/40		310,025
643,607	5.65	12/25/53	[1]	653,397
270,750	5.75	8/25/33		270,280
520,708	5.81	8/25/43		508,936
564,561	6.00	5/25/30		566,039
111,558	6.00	11/25/32		112,703
521,298	6.00	9/25/35		539,897
1,331,184	6.00	5/25/36		1,350,786
171,653	6.00	6/25/36		175,364
654,876	6.00	10/25/36		672,175
1,423,486	6.00	11/25/43		1,419,553
1,782,653	6.00	6/25/44		1,763,603
577,995	6.00	9/25/46		564,055
745,042	6.00	2/25/48		772,522
159,165	6.00	12/25/49		159,308
682,545	6.30	8/25/47	[1]	671,980
838,312	6.50	9/25/37	[1]	816,299
107,833	6.50	8/20/28		106,864

2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

690,777	6.50	1/25/32		703,561
114,590	6.50	3/25/32		115,365
187,068	6.50	6/25/32		191,285
156,265	6.50	7/25/36		162,120
32,383	6.50	9/25/36		33,337
1,379,778	6.50	11/25/41		1,393,447
142,180	6.50	3/25/42		142,841
1,120,317	6.50	5/25/42		1,162,813
1,415,543	6.50	7/25/42		1,418,177
181,932	6.50	9/25/42		183,552
2,218,631	6.50	12/25/43		2,249,306
63,740	6.50	7/25/44		63,524
307,524	6.69	8/25/37	[1]	305,292
238,126	6.71	9/25/37	[1]	237,309
1,353,067	6.75	6/25/32		1,407,008
303,119	6.75	4/25/37		301,520
27,745	6.85	12/18/27		27,520
730,986	6.97	6/19/41	[1]	749,673
29,298	7.00	4/25/24		29,136
57,289	7.00	9/18/27		57,964
550,302	7.00	5/25/31		544,749
934,477	7.00	12/25/33		967,574
63,076	7.00	9/25/40		65,075
342,565	7.00	10/25/41		346,537
104,518	7.00	11/25/41		109,503
212,910	7.00	12/25/41		219,110
707,926	7.00	7/25/42		731,629
1,389,806	7.00	2/25/44		1,429,729
58,090	7.00	8/25/44		60,196
769,892	7.00	4/25/49		834,477
12,132	7.50	8/20/27		12,267
294,717	7.50	10/25/40		295,362
985,030	7.50	11/25/40		966,177
585,191	7.50	6/19/41	[1]	593,608
971,042	7.50	7/25/41		977,458
533,349	7.50	8/25/41		540,767
194,539	7.50	11/25/41		206,400
343,575	7.50	1/25/42		356,356
2,562,423	7.50	5/25/42		2,678,544
236,813	7.50	6/25/42		246,831
2,331,917	7.50	8/25/42	[1]	2,481,621
757,454	7.50	2/25/44		781,805
299,871	7.50	3/25/44		309,342
501,250	7.50	5/25/44		529,906
29,110	7.50	10/25/44		30,472
3,085,088	7.50	1/25/48		3,240,580
262,951	7.99	11/25/37	[1]	276,162
11,829	8.00	7/18/27		12,053
216,644	8.00	7/25/44		220,429
127,369	8.09	11/25/37	[1]	133,508
29,121	8.38	10/25/42	[1]	30,884
1,677	8.50	1/25/25		1,686
246,046	8.50	6/25/30		262,513
24,105	9.00	11/25/28		25,084
181,062	9.00	6/25/30		195,870
37,770	9.00	10/25/30		40,815
40,183	9.46	6/25/32	[1]	42,719
40,953	9.50	11/25/31		44,224
165,709	9.50	12/25/41		176,240
162,866	9.71	6/25/44	[1]	161,982
622,148	11.58	9/25/42	[1]	700,956

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

9,737	21.61	3/25/39	[1]	13,175
				71,322,728
Government National Mortgage Association - 32.8%
1,892,284	4.73	5/20/51	[1]	1,871,373
2,329,939	4.75	5/20/51	[1]	2,311,626
4,990,759	4.80	8/20/51	[1]	4,918,723
2,875,596	5.00	12/20/50		2,884,948
4,041,230	5.00	1/20/51		4,053,987
7,238,849	5.00	2/20/51		7,086,004
491,017	5.50	9/20/39		491,643
8,208,336	5.50	10/20/50		8,447,789
1,746,936	5.50	11/20/50		1,827,033
3,064,257	5.50	1/20/51		3,236,248
1,893,992	5.50	4/20/51		1,965,955
12,620,999	5.50	5/20/51		13,001,780
7,665,497	5.50	6/20/51		7,840,912
15,746,239	5.50	7/20/51		16,082,444
488,549	5.50	10/20/51		504,529
5,456,204	5.50	11/20/51		5,556,479
214,229	5.50	4/20/48	[1]	211,620
7,608,790	5.85	2/20/51	[1]	7,996,753
542,818	5.92	10/20/40	[1]	551,621
320,947	5.99	11/20/43	[1]	327,546
1,030,528	6.00	11/20/33		1,025,535
334,740	6.00	12/20/35		340,658
205,691	6.00	3/20/42		209,395
281,781	6.00	3/20/48		287,106
1,380,056	6.00	3/20/49		1,401,133
402,057	6.00	5/20/49		417,956
1,338,425	6.12	1/20/39	[1]	1,370,817
1,122,766	6.39	6/20/41	[1]	1,148,125
196,256	6.45	4/20/37	[1]	196,649
801,246	6.50	7/20/32		797,814
787,805	6.50	2/20/37		792,828
150,782	6.50	9/16/38		151,671
1,355,915	6.50	8/20/48		1,403,852
961,871	6.50	10/20/48		987,502
940,938	6.50	1/20/49		951,940
914,726	6.51	7/20/39	[1]	936,400
528,627	6.84	8/20/40	[1]	546,694
227,551	7.00	6/20/45	[1]	234,292
81,505	7.00	9/16/33		81,502
219,369	7.00	5/20/42		228,130
589,582	7.00	10/20/48		619,760
843,795	7.00	11/20/48		884,790
331,501	7.09	2/20/45	[1]	350,254
797,174	7.09	12/20/38	[1]	825,146
837,879	7.30	8/20/38	[1]	873,741
				108,232,703
Vendee Mortgage Trust - 0.9%
175,060	6.50	2/15/24		174,646
977,309	6.50	8/15/31		965,891
568,627	6.50	10/15/31		585,316
355,189	6.54	7/15/30	[1]	359,862
265,875	6.75	2/15/26		268,326
338,972	7.00	3/15/28		338,056
65,415	7.25	9/15/25		66,012
54,892	7.75	9/15/24		55,011
25,419	8.00	2/15/25		25,378

JUNE 30, 2023	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
35,266	8.29	12/15/26		35,567

				2,874,065
Total Collateralized Mortgage Obligations (cost: $244,571,352)				224,452,220

Asset-Backed Securities - 1.0%

Federal Home Loan Mortgage Corporation - 0.1%
269	6.09	9/25/29	[1]	259
408,873	7.16	7/25/29		414,118
				414,377
Federal National Mortgage Association - 0.6%
327,029	4.40	11/25/33	[14]	301,590
302,495	4.46	9/26/33	[14]	288,346
81,715	4.87	10/25/33	[1][4]	77,171
6,663	1 Mo. Libor + 0.17%, 5.31	11/25/32	[1]	6,555
1,189,971	5.74	2/25/33	[14]	1,123,343
1,239	6.00	5/25/32	[14]	1,202
38,424	6.09	10/25/31	[1][4]	38,293
1,288	7.62	6/25/26	[1]	1,287
				1,837,787
Small Business Administration - 0.3%
111,101	5.78	8/1/27		109,147
446,219	5.87	7/1/28		437,774
434,326	6.02	8/1/28		423,019
				969,940
Total Asset-Backed Securities				3,222,104
(cost: $3,430,533)
Quantity	Name of Issuer			Fair Value ($)

Short-Term Securities - 1.0%
3,267,950	Fidelity Inst. Money Mkt. Gvt. Fund,
	4.99%			3,267,950

(cost: $3,267,950)

Total Investments in Securities - 99.8% (cost: $356,074,380)				329,260,812

Other Assets and Liabilities - 0.2%				726,003

Net Assets - 100.0%				$329,986,815

[1]

Variable rate security. Rate disclosed is as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of June 30, 2023.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Sit U.S. Government Securities Fund (Continued)

A summary of the levels for the Fund’s investments as of June 30, 2023 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Mortgage Pass-Through Securities	—	95,587,882	—	95,587,882
U.S. Treasury / Federal Agency Securities	—	2,730,656	—	2,730,656
Collateralized Mortgage Obligations	—	224,452,220	—	224,452,220
Asset-Backed Securities	—	3,222,104	—	3,222,104
Short-Term Securities	3,267,950	—	—	3,267,950
Total:	3,267,950	325,992,862	—	329,260,812

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

JUNE 30, 2023	5